Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 644,665	$ 1,081,921
Deferred tax asset valuation allowance	3,224,084	2,549,418
Unrecognized Tax Benefits		$ 0
Operating Loss Carryforwards	$ 11,300,000
Operating loss carry forwards expiration year	2031